Goodwill, net (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table provides a reconciliation of Goodwill, net reported on the Condensed Consolidated Statement of Financial Position.

(Dollars in Thousands)	Asset Management As of March 31, 2023 (Successor)	Wealth Management As of March 31, 2023 (Successor)	As of December 31, 2022 (Predecessor)
Beginning Balance
Gross goodwill	$231,404	$293,386	$22,185

Net goodwill:	$231,404	$293,386	$22,185
Goodwill acquired during the period	$—	$—	$3,279
Currency translation and other adjustments	5,279	691	—
	$5,279	$691	$3,279
Ending Balance
Gross goodwill	$236,683	$294,077	$25,464

Net goodwill	$236,683	$294,077	$25,464